REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2021
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its common stock subject to possible redemption. The Company previously determined the common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of common stock, while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the common stock issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all shares of common stock subject to possible redemption, resulting in the common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a classification error related to temporary equity and permanent equity. This resulted in a restatement of the initial carrying value of the common stock subject to possible redemption with the offset recorded to additional paid-in capital and common stock.

The impact of the restatement on the Company’s financial statements is reflected in the following tables.

	As Previously
Balance Sheet as of March 05, 2021 (unaudited)	Reported	Adjustment	As Restated
Common stock subject to possible redemption	$111,197,990	$3,802,010	$115,000,000
Common stock	$366	$(38)	$328
Additional paid-in capital	$5,002,631	$(3,801,972)	$1,200,659
Total Stockholders’ Equity	$5,000,008	$(3,802,010)	$1,197,998
Number of shares subject to redemption	11,119,799	380,201	11,500,000
Number of shares, non-redeemable common stock	3,663,201	(380,201)	3,283,000

Balance Sheet as of March 31, 2021 (unaudited)
Common stock subject to possible redemption	$111,170,039	$3,829,961	$115,000,000
Common stock	$366	$(38)	$328
Additional paid-in capital	$5,030,583	$(3,829,923)	$1,200,660
Total Stockholders’ Equity	$5,000,009	$(3,829,961)	$1,170,048
Number of shares subject to redemption	11,117,004	382,996	11,500,000
Number of shares, non-redeemable common stock	3,665,996	(382,996)	3,283,000

Balance Sheet as of June 30, 2021 (unaudited)
Common stock subject to possible redemption	$110,586,069	$4,413,931	$115,000,000
Common stock	$372	$(44)	$328
Additional paid-in capital	$5,614,547	$(4,413,887)	$1,200,660
Total Stockholders’ Equity	$5,000,011	$(4,413,931)	$586,080
Number of shares subject to redemption	11,058,607	441,393	11,500,000
Number of shares, non-redeemable common stock	3,724,393	(441,393)	3,283,000

Statement of Operations for the Three Months Ended March 31, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	3,212,386	109,836	3,322,222
Basic and diluted net loss per share, Common stock subject to possible redemption	$(0.00)	$—	$(0.00)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	2,836,036	(109,836)	$2,726,200
Basic and diluted net loss per share, Non-redeemable common stock	$(0.01)	$0.01	$(0.00)

Statement of Operations for the Three Months Ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	11,117,004	382,996	11,500,000
Basic and diluted net loss per share, Common stock subject to possible redemption	$0.00	$(0.04)	$(0.04)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	3,665,996	(382,996)	3,283,000
Basic and diluted net loss per share, Non-redeemable common stock	$(0.16)	$0.12	$(0.04)

Statement of Operations for the Six Months Ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	11,117,625	(3,683,923)	7,433,702
Basic and diluted net loss per share, Common stock subject to possible redemption	$0.00	$(0.06)	$(0.06)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	3,253,309	(247,171)	3,006,138
Basic and diluted net loss per share, Non-redeemable common stock	$(0.19)	$0.13	$(0.06)

Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Initial classification of common stock subject to possible redemption	$111,197,990	$3,802,010	$115,000,000
Change in value of common stock subject to possible redemption	$(27,591)	$27,591	$—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Initial classification of common stock subject to possible redemption	$111,197,990	$3,802,010	$115,000,000
Change in value of common stock subject to possible redemption	$(611,921)	$611,921	$—

Statement of Changes in Stockholders’ (Deficit) Equity for the Three Months Ended March 31, 2021 (unaudited)
Sale of 11,500,000 Units, net of underwriting discounts and offering expenses	$112,187,788	$(112,187,788)	$—
Common stock subject to redemption	$(111,170,139)	$111,170,039	$—
Accretion for common stock subject to redemption	$—	$(2,812,212)	$(2,812,212)
Total shareholders’ equity	$5,000,009	$(3,829,961)	$1,170,048
Shares of common stock	3,665,996	382,996	3,283,000
Common stock	$366	$(38)	$328

Statement of Changes in Stockholders’ (Deficit) Equity for the Three Months Ended June 30, 2021 (unaudited)
Change in value of common stock subject to redemption	$583,970	$(583,970)	$—
Total shareholders’ equity	$5,000,011	$(4,413,931)	$586,080
Shares of common stock	3,724,393	441,393	3,283,000
Common stock	$372	$(44)	$328